Lease Commitments (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Future required minimum lease payments, Current year	$ 208,057	$ 61,552
Future required minimum lease payments, Year one	260,376	283,570
Future required minimum lease payments, Year two	173,500	258,771
Future required minimum lease payments, Year three	167,628	173,395
Future required minimum lease payments, Year four	41,907	167,628
Future required minimum lease payments, Year five		41,907
Future required minimum lease payments, Year six & Thereafter		$ 0